                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended December 31, 1998

If amended report check here:

NewSouth Capital Management, Inc.
---------------------------------
Name of Institutional Investment Manager

1000 Ridgeway Loop Road, Suite 233, Memphis,  TN     38120-4023
---------------------------------------------------------------
Business Address     (Street)        (City) (State)    (Zip)

D. Stephen Morrow         (901) 761-5561          Executive Vice President
--------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Memphis and State of Tennessee on the 8th day of February, 1999.

NewSouth Capital Management, Inc.
---------------------------------
(Name of Institutional Investment Manager)

D. Stephen Morrow
-----------------
(Manual Signature of Person Duly Authorized to submit this report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                             13F File No.:
---------------------------------------------------------------
1. NewSouth Capital Management, Inc.                28-1652

                   ITEM 1                        ITEM 2           ITEM 3          ITEM 4               ITEM 5            ITEM 8
                                                                  CUSIP         Fair Market          Shares of      Voting Authority
               Name of Issuer                Title of Class       Number           Value         Principal Amount    Sole      None
------------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                      Common           001084102        4,598,567           583,945       570,945   13,000
------------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Class A                          Common           013068200       24,633,647           975,590       960,590   15,000
------------------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                    Common           020039103       38,954,805           651,282       643,282    8,000
------------------------------------------------------------------------------------------------------------------------------------
American Stores Co.                             Common           030096101        5,141,515           139,195       139,195
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                       Common           001765106        2,810,219            47,330        47,330
------------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorp                                 Common           032165102        1,281,059            28,078        28,078
------------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics                               Common           042735100       13,183,625           494,000       494,000
------------------------------------------------------------------------------------------------------------------------------------
Astec Industries Inc                            Common           046224101        3,059,375            55,000        55,000
------------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.                                  Common           053332102        6,058,030           183,925       183,925
------------------------------------------------------------------------------------------------------------------------------------
Avnet Inc.                                      Common           053807103       26,212,835           433,270       426,770    6,500
------------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp                                Common           06605F102          329,244             5,476         5,476
------------------------------------------------------------------------------------------------------------------------------------
Bankunited Cap Tr Pfd B 10.25                   Pfd              06651Y401          400,000               400           400
------------------------------------------------------------------------------------------------------------------------------------
Bell Industries                                 Common           078107109        3,915,741           344,241       344,241
------------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                             Common           084423102       19,219,936           564,255       556,255    8,000
------------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                       Common           05548J106        7,660,087           165,400       165,400
------------------------------------------------------------------------------------------------------------------------------------
Black & Decker                                  Common           091797100        1,735,134            30,950        30,950
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                               Common           103304101          132,500            40,000        40,000
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners L.P.*                          Common           118230101          406,000            14,000        14,000
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                      Common           118255108       41,440,135         2,774,235     2,749,235   25,000
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe C                  Common           12189T104        4,255,528           124,249       124,249
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources                            Common           122014103          209,503             5,850         5,850
------------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Cl A                            Common           127097103       24,516,825         1,634,455     1,614,455   20,000
------------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT*                        Common           139733109       22,085,954         1,484,770     1,484,770
------------------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P.*                               Common           150185106       15,319,200           589,200       589,200
------------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                   Common           151313103        3,895,331           201,700       201,700
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                  Common           172967101          542,836            10,925        10,925
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Company                               Common           191216100          600,320             8,960         8,960
------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive                               Common           194162103        1,225,950            13,200        13,200
------------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group                           Common           197648108          259,875             4,500         4,500
------------------------------------------------------------------------------------------------------------------------------------
Community Bank (Calif) 13% Non                  Pfd              203507207          271,250            10,000        10,000
------------------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                     Common           208464107       47,035,935         1,542,162     1,527,162   15,000
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp                        Common           210149100          676,200            33,496        33,496
------------------------------------------------------------------------------------------------------------------------------------
Consumer Portfolio Services                     Common           210502100        9,628,212         2,484,700     2,484,700
------------------------------------------------------------------------------------------------------------------------------------
Corporate Express, Inc. 4.500% Due 07-01-00     CnvtBl           219888AE4          709,500               825           825(1)
------------------------------------------------------------------------------------------------------------------------------------
Costco Company                                  Common           22160Q102        2,416,332            33,473        33,473
------------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                       Common           125902106       32,838,323         1,239,182     1,221,682   17,500
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                       Common           126408103        2,235,190            53,860        53,860
------------------------------------------------------------------------------------------------------------------------------------
CTBI Preferred Cap Trust 9%                     Pfd              12641H201          515,000            20,000        20,000
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                       Common           126650100        4,782,250            86,950        86,950
------------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson                                   Common           239753106        5,599,142           103,210       103,210
------------------------------------------------------------------------------------------------------------------------------------
Delta Airlines                                  Common           247361108          977,080            18,790        18,790
------------------------------------------------------------------------------------------------------------------------------------
Developers Div Realty 7.000% Due 08-15-99       CnvtBl           251591AA1          580,457               574           574(2)
------------------------------------------------------------------------------------------------------------------------------------
Discount Auto Parts Inc                         Common           254642101        5,110,341           232,950       232,950
------------------------------------------------------------------------------------------------------------------------------------
Dollar Gen Corp Com                             Common           256669102        1,156,444            48,950        48,950
------------------------------------------------------------------------------------------------------------------------------------
Eagle USA Airfreight Inc                        Common           270018104          611,887            24,975        24,975
------------------------------------------------------------------------------------------------------------------------------------
East West Bank                                  Common           27579G207        1,850,000           200,000       200,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund AT&T                         Common           294700703          256,040             1,384         1,384
------------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.*                              Common           294703103          214,445            22,280        22,280
------------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp*                              Common           300665106        1,940,732           485,183       485,183
------------------------------------------------------------------------------------------------------------------------------------
Exxon Corp                                      Common           302290101          368,184             5,035         5,035
------------------------------------------------------------------------------------------------------------------------------------
FDX Corp.                                       Common           31304N107        3,500,163            39,245        39,245
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Asso                  Common           313586109          383,320             5,180         5,180
------------------------------------------------------------------------------------------------------------------------------------
Federated Dept. Stores, Inc.                    Common           31410H101        1,956,043            44,902        44,902
------------------------------------------------------------------------------------------------------------------------------------
Ferrellgas Partners LP*                         Common           315293100        1,341,187            77,750        77,750
------------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                             Common           317867109       91,308,027         5,914,690     5,859,690   55,000
------------------------------------------------------------------------------------------------------------------------------------
First American Corp. TN                         Common           318900107          865,312            19,500        19,500
------------------------------------------------------------------------------------------------------------------------------------
First Cash, Inc.                                Common           31942D107        2,290,000           160,000       160,000
------------------------------------------------------------------------------------------------------------------------------------
First Tennessee Natl. Corp.                     Common           337162101        2,258,971            59,349        59,349
------------------------------------------------------------------------------------------------------------------------------------
Food Lion Inc Cl A                              Common           344775200        5,165,344           486,150       486,150
------------------------------------------------------------------------------------------------------------------------------------
Food Lion Inc Cl B                              Common           344775101        1,006,250           100,000       100,000
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor                                      Common           345370100       20,069,658           341,975       341,975
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp                                 Common           346091606          247,120            29,073        29,073
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fort Bend Holding Corp.                         Common           346824105          567,126            23,148        23,148
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                     Common           313400301       12,019,527           186,530       186,530
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                       Common           364760108        9,329,378           166,225       166,225
------------------------------------------------------------------------------------------------------------------------------------
General Electric                                Common           369604103          249,900             2,450         2,450
------------------------------------------------------------------------------------------------------------------------------------
General Motors                                  Common           370442105       13,564,314           189,545       189,545
------------------------------------------------------------------------------------------------------------------------------------
Grand Casinos Inc                               Common           385269105          225,750            28,000        28,000
------------------------------------------------------------------------------------------------------------------------------------
Grove Property Trust*                           Common           399613108        3,691,850           314,200       314,200
------------------------------------------------------------------------------------------------------------------------------------
Hallwood Energy Partners, L.P.                  Common           40636P201          744,031           205,250       205,250
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                Common           437076102       22,744,862           371,724       371,724
------------------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                             Common           P64658100        7,269,545           297,475       297,475
------------------------------------------------------------------------------------------------------------------------------------
J. C. Penney                                    Common           708160106        3,064,781            65,382        65,382
------------------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                            Common           481138105       13,815,000           921,000       921,000
------------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp.                                    Common           486587108       60,257,886         1,504,097     1,489,097   15,000
------------------------------------------------------------------------------------------------------------------------------------
K-Mart Corp.                                    Common           482584109        2,327,500           152,000       152,000
------------------------------------------------------------------------------------------------------------------------------------
Kohls Corp Com                                  Common           500255104        2,623,381            42,700        42,700
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                      Common           501044101        7,905,535           130,670       130,670
------------------------------------------------------------------------------------------------------------------------------------
Lechters Inc 5.000% Due 09-27-01                CnvtBl           130000GW6          941,850               273           273(3)
------------------------------------------------------------------------------------------------------------------------------------
Limited, Inc.                                   Common           532716107        2,206,510            75,760        75,760
------------------------------------------------------------------------------------------------------------------------------------
Local Financial Corporation                     Common           539553107        1,215,000           135,000       135,000
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Co.                                      Common           548661107        3,281,119            64,100        64,100
------------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                   Common           410522106       17,508,240         1,421,989     1,406,989   15,000
------------------------------------------------------------------------------------------------------------------------------------
May Dept. Stores                                Common           577778103        1,850,494            30,650        30,650
------------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                    Common           580037109       11,597,447           469,770       458,770   11,000
------------------------------------------------------------------------------------------------------------------------------------
Media One Group, Inc.                           Common           58440J104       20,998,284           446,772       437,772    9,000
------------------------------------------------------------------------------------------------------------------------------------
Medical Assurance, Inc.                         Common           58449U100          902,741            27,304        27,304
------------------------------------------------------------------------------------------------------------------------------------
Metris Companies                                Common           591598107       76,916,031         1,528,766     1,512,766   16,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Keegan (Restricted)                      Common           617410105          949,219            50,625        50,625
------------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage & Equity*                    Common           62624B101        4,478,615           267,380       267,380
------------------------------------------------------------------------------------------------------------------------------------
National Commerce Bancorporati                  Common           635449101          877,114            46,624        46,624
------------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust*                    Common           648053106       14,655,820           660,544       660,544
------------------------------------------------------------------------------------------------------------------------------------
Newell Co.                                      Common           651192106        1,582,762            38,370        38,370
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern                                Common           655844108        3,484,516           109,965       109,965
------------------------------------------------------------------------------------------------------------------------------------
Norrell Corp                                    Common           656301108        8,780,277           595,273       595,273
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Asset Investment Corp.*                   Common           67574M106        2,845,150           591,200       591,200
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                            Common           675746101       31,815,623         2,584,010     2,559,710   24,300
------------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l.                             Common           680223104        9,007,223           400,321       400,321
------------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                        Common           704379106        1,329,579            28,065        28,065
------------------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corporation                       Common           707882106        3,187,603           173,475       173,475
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Co.                                      Common           717081103          366,875             2,935         2,935
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris                                   Common           718154107        2,715,125            50,750        50,750
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber, L.P.*                        Common           729237107        1,692,759            64,950        64,950
------------------------------------------------------------------------------------------------------------------------------------
Premark Int'l Inc.                              Common           740459102          252,762             7,300         7,300
------------------------------------------------------------------------------------------------------------------------------------
Prime Retail, Inc. 10.50% Sr.                   Pfd              741570204        5,643,562           228,600       228,600
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                                Common           742718109          346,987             3,800         3,800
------------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares                            Common           743859100          702,843            28,255        28,255
------------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                       Common           75952U103       18,325,462           397,300       390,800    6,500
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid                                        Common           767754104        3,739,707            75,170        75,170
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc Com New                             Common           786514208        3,717,187            61,000        61,000
------------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                      Common           79377w108       49,148,967         1,557,195     1,540,695   16,500
------------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc                          Common           810022301       18,165,579         1,098,863     1,081,363   17,500
------------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                             Common           812387108        4,262,325           100,290       100,290
------------------------------------------------------------------------------------------------------------------------------------
Shoney's, Inc.                                  Common           825039100        3,327,500         2,420,000     2,420,000
------------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                                  Common           841297104       43,798,928           740,003       734,003    6,000
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines                              Common           844741108        2,225,145            98,078        98,078
------------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs, Inc.                  Common           860342104       10,141,365         1,040,140     1,022,140   18,000
------------------------------------------------------------------------------------------------------------------------------------
Storage Trust Realty*                           Common           861909109          490,875            21,000        21,000
------------------------------------------------------------------------------------------------------------------------------------
Storage USA, Inc.*                              Common           861907103        1,432,736            44,340        44,340
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.*                           Common           866674104        1,100,075            31,600        31,600
------------------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                Common           879433100       36,684,953           816,355       808,355    8,000
------------------------------------------------------------------------------------------------------------------------------------
Teppco Partners LP UT Ltd Part                  Common           872384102          417,562            17,000        17,000
------------------------------------------------------------------------------------------------------------------------------------
Toys R Us                                       Common           892335100        1,357,727            80,161        80,161
------------------------------------------------------------------------------------------------------------------------------------
Travel Ports of America                         Common           894167105           38,984            14,176        14,176
------------------------------------------------------------------------------------------------------------------------------------
Trenwick Group                                  Common           895290104       33,554,910         1,028,503     1,017,003   11,500
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                             Common           907818108        2,744,171            60,897        60,897
------------------------------------------------------------------------------------------------------------------------------------
United Companies Finl 6.75% Pf                  Pfd              909870206          241,969            43,500        43,500
------------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp                       Common           909870107        4,298,062         1,273,500     1,257,500   16,000
------------------------------------------------------------------------------------------------------------------------------------
UNUM Corp.                                      Common           903192102        4,055,895            69,480        69,480
------------------------------------------------------------------------------------------------------------------------------------
US Airways Group                                Common           911905107        2,228,720            42,860        42,860
------------------------------------------------------------------------------------------------------------------------------------
Wabash National Corp                            Common           929566107          567,734            27,950        27,950
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                    Common           931422109        5,695,203            97,250        97,250
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                                 Common           931142103       43,788,048           537,689       537,689
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International                       Common           947074100       19,075,559           984,545       973,145   11,400
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Winston Hotels Inc Cum Pfd 9.2                  Pfd              97563A201          382,500            20,000        20,000
------------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting Class A                      Common           987434107        2,136,672            51,025        51,025
------------------------------------------------------------------------------------------------------------------------------------

                                                                               1,233,925,131
                                                                              ==============

(1)  Converts to 24,750 shares
(2)  Converts to 34,397.01 shares
(3)  Converts to 44,758.51 shares

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE
BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A SMITH
BARNEY FIDUCIARY SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH
US, SB RETAINS THE RESPONSIBILITY FOR REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.

                ITEM 1                               ITEM 2                       ITEM 3        ITEM 4             ITEM 5
           Name of Issuer                        Title of Class                    CUSIP     Fair Market         Shares of
                                                                                   Number        Value        Principal Amount
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                         Common                       020039103     4,647,645            77,703
------------------------------------------------------------------------------------------------------------------------------
AGCO Corporation                                     Common                       001084102       743,302            94,385
------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                              Common                       013068200     2,171,218            85,988
------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics Inc.                               Common                       042735100       932,473            34,940
------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                          Common                       053807103     2,432,795            40,211
------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                                  Common                       084423102     1,931,032            56,690
------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                           Common                       11815H104     2,589,947           173,379
------------------------------------------------------------------------------------------------------------------------------
Burlington Resources                                 Common                       122014103        73,416             2,050
------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                      Common                       127097103     2,175,825           145,055
------------------------------------------------------------------------------------------------------------------------------
Cedar Fair L.P.                                      Prtnrshp                     150185106       218,920             8,420
------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive                                    Common                       194162103         2,322                25
------------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                          Common                       208464107     3,602,397           118,109
------------------------------------------------------------------------------------------------------------------------------
Costco Company                                       Common                       22160Q102         4,692                65
------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                            Common                       125902106     2,627,102            99,134
------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                            Common                       126650100         4,950                90
------------------------------------------------------------------------------------------------------------------------------
Dollar Gen Corp Com                                  Common                       256669102         3,544               150
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                          Common                       313400301     1,668,310            25,890
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Asso                       Common                       313586109         3,330                45
------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                                  Common                       317867109     4,971,726           322,045
------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                     Common                       437076102         2,488                40
------------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                                  Common                       P64658100       284,706            11,650
------------------------------------------------------------------------------------------------------------------------------
Kaydon                                               Common                       486587108     3,955,022            98,720
------------------------------------------------------------------------------------------------------------------------------
Kohls Corp Com                                       Common                       500255104         6,758               110
------------------------------------------------------------------------------------------------------------------------------
Lowe's Co.                                           Common                       548661107         6,143               120
------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                        Common                       410522106     1,211,614            98,399
------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                         Common                       580037109     1,868,389            75,680
------------------------------------------------------------------------------------------------------------------------------
Media One Group, Inc.                                Common                       58440J104     1,226,935            26,105
------------------------------------------------------------------------------------------------------------------------------
Metris Companies                                     Common                       591598107     3,990,264            79,309
------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                                 Common                       675746101     1,768,271           143,610
------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                                   Common                       680223104     1,765,338            78,457
------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                            Common                       75952U103     2,470,247            53,555
------------------------------------------------------------------------------------------------------------------------------
Safeway Inc Com New                                  Common                       786514208         6,094               100
------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                           Common                       79377w108     2,624,867            83,163
------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc                               Common                       810022301     1,775,845           107,425
------------------------------------------------------------------------------------------------------------------------------
Southdown                                            Common                       841297104     2,683,161            45,333
------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs Inc.                        Common                       860342104     1,380,100           141,545
------------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                     Common                       879433100     2,786,607            62,010
------------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                                  Common                       895290104     2,541,612            77,903
------------------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.                     Common                       909870107       323,217            95,760
------------------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.-Pfd                 Preferred                    909870206         4,841               870
------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra Inc.                             Common                       947071106     1,439,481            74,295
------------------------------------------------------------------------------------------------------------------------------

                                                                                               64,926,946
                                                                                            ==============

Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A MORGAN, KEEGAN PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, MORGAN, KEEGAN RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.

                 ITEM 1                               ITEM 2                       ITEM 3       ITEM 4          ITEM 5
            Name of Issuer                        Title of Class                    CUSIP     Fair Market      Shares of
                                                                                   Number        Value      Principal Amount
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                         Common                       020039103     1,256,900         21,014
----------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                              Common                       013068200       549,945         21,780
----------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                           Common                       001084102       159,744         20,285
----------------------------------------------------------------------------------------------------------------------------
Arrow Electronics                                    Common                       042735100       547,761         20,525
----------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                          Common                       053807103       665,803         11,005
----------------------------------------------------------------------------------------------------------------------------
Bell Industries                                      Common                       078107109         2,275            200
----------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                                  Common                       084423102       334,323          9,815
----------------------------------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp                               Common                       11815H104       908,275         60,805
----------------------------------------------------------------------------------------------------------------------------
Burlington Resources                                 Common                       122014103        17,906            500
----------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT*                             Common                       139733109       922,101         61,990
----------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                            Common                       125902106       995,049         37,549
----------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                      Common                       127097103       707,925         47,195
----------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P. *                                   Common                       150185106       260,000         10,000
----------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                          Common                       208464107     1,041,514         34,148
----------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                    Common                       294703103         8,085            840
----------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp*                                   Common                       300665106         5,040          1,260
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                          Common                       313400301       216,832          3,365
----------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc                               Common                       810022301       691,172         41,810
----------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                                  Common                       317867109     1,751,076        113,430
----------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                                  Common                       P64658100       499,136         20,425
----------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                                 Common                       481138105        10,500            700
----------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                          Common                       486587108     1,377,148         34,375
----------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                        Common                       410522106       424,806         34,502
----------------------------------------------------------------------------------------------------------------------------
Media One Group, Inc.                                Common                       58440J104       729,675         15,525
----------------------------------------------------------------------------------------------------------------------------
Metris Companies                                     Common                       591598107     1,441,755         28,656
----------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                         Common                       580037109       124,055          5,025
----------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust*                         Common                       648053106        29,554          1,332
----------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                                   Common                       680223104       387,743         17,233
----------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                                 Common                       675746101       427,244         34,700
----------------------------------------------------------------------------------------------------------------------------
Ocwen Asset Investment Corp.*                        Common                       67574M106         4,813          1,000
----------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                            Common                       75952U103       764,522         16,575
----------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                           Common                       79377w108       986,896         31,268
----------------------------------------------------------------------------------------------------------------------------
Southdown                                            Common                       841297104       846,085         14,295
----------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                         Common                       860342104       246,090         25,240
----------------------------------------------------------------------------------------------------------------------------
Storage USA Inc.                                     Common                       861907103        16,479            510
----------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                     Common                       879433100     1,051,313         23,395
----------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                                  Common                       895290104       836,994         25,655
----------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.                           Common                       909870107        62,691         18,575
----------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.-6.75%                     Preferred                    909870206        39,327          7,070
----------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                            Common                       947071106       383,916         19,815
----------------------------------------------------------------------------------------------------------------------------

                                                                                               21,732,466
                                                                                            ==============

Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A LOCKWOOD FINANCIAL SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, LOCKWOOD FINANACIAL RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.



               ITEM 1                                ITEM 2                        ITEM 3         ITEM 4            ITEM 5
          Name of Issuer                        Title of Class                     CUSIP        Fair Market        Shares of
                                                                                   Number          Value        Principal Amount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                         Common                       020039103        16,987               284
--------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                              Common                       013068200        14,645               580
--------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                           Common                       001084102         5,276               670
--------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                                  Common                       084423102        12,773               375
--------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp                            Common                       11815H104        16,432             1,100
--------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                            Common                       125902106        19,875               750
--------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                      Common                       127097103        14,250               950
--------------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                          Common                       208464107        20,222               663
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                          Common                       313400301        14,498               225
--------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                                  Common                       317867109        29,331             1,900
--------------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                                  Common                       P64658100         9,775               400
--------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                          Common                       486587108        23,837               595
--------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                        Common                       410522106         8,496               690
--------------------------------------------------------------------------------------------------------------------------------
Metris Companies                                     Common                       591598107        27,219               541
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                                 Common                       675746101         8,003               650
--------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                                   Common                       680223104        14,108               627
--------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                            Common                       75952U103        14,991               325
--------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                           Common                       79377w108        13,604               431
--------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc                               Common                       810022301         6,282               380
--------------------------------------------------------------------------------------------------------------------------------
Southdown                                            Common                       841297104        18,941               320
--------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                         Common                       860342104         6,630               680
--------------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                     Common                       879433100        16,852               375
--------------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                                  Common                       895290104        17,781               545
--------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                            Common                       947071106        15,210               785
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  366,016
                                                                                             =============


Sole discretion and voting authority are applicable